Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 14:- TRANSACTIONS WITH RELATED PARTIES

One of the Company’s directors is a senior partner in the patent firm which represents the Company in intellectual property and commercial matters (the “Service Provider”). The Service Provider charges the Company for services it renders on an hourly basis. The aggregate amount of these expenses was approximately $237, $218 and $241 in 2023, 2022 and 2021, respectively, which were recorded within Company’s consolidated statements of comprehensive loss.